CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Treasury shares	Other comprehensive income	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2009	$ 26,415	$ 276	$ 132,545	$ (2,423)	$ (1,590)	$ (102,526)	$ 133
Beginning balance (in shares) at Dec. 31, 2009		21,573,006
Stock-based compensation	412		412	0	0	0	0
Stock-based compensation with respect to Harcase acquisition (in shares)		454,546
Stock-based compensation with respect to Harcase acquisition	161	6	155	0	0	0	0
Employee stock options exercised (in shares)		17,282
Employee stock options exercised	24	0	24	0	0	0	0
Foreign currency translation adjustments	936	0	0	0	933		3
Repurchase of shares	0
Net income	6,170	0	0	0	0	6,152	18
Ending balance at Dec. 31, 2010	34,118	282	133,136	(2,423)	(657)	(96,374)	154
Ending balance (in shares) at Dec. 31, 2010		22,044,834
Stock-based compensation	336	0	336
Stock-based compensation with respect to Harcase acquisition (in shares)		0		0	0	0	0
Stock-based compensation with respect to Harcase acquisition	240	0	240	0	0	0	0
Employee stock options exercised (in shares)		135,796
Employee stock options exercised	207	1	206	0	0	0	0
Foreign currency translation adjustments	(5,623)	0	0	0	(5,620)	0	(3)
Issuance of shares and options upon the acquisition of IDIT (in shares)		7,483,125
Issuance of shares and options upon the acquisition of IDIT	31,444	108	31,336	0	0	0	0
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS (in shares)		10,016,875
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS	43,803	143	42,778	0	0	0	882
Issuance expenses relating to FIS and IDIT acquisition	(102)	0	0	(102)	0	0	0
Dividend to non-controlling interests	(134)	0	0	0	0	0	(134)
Repurchase of shares	0
Net income	5,958	0	0	0	0	5,897	61
Ending balance at Dec. 31, 2011	110,247	534	207,930	(2,423)	(6,277)	(90,477)	960
Ending balance (in shares) at Dec. 31, 2011		39,680,630
Stock-based compensation	690	0	690	0	0	0	0
Stock-based compensation with respect to Harcase acquisition (in shares)		0
Stock-based compensation with respect to Harcase acquisition	241	0	241	0	0	0	0
Employee stock options exercised (in shares)		998,875
Employee stock options exercised	1,199	13	1,186	0		0	0
Foreign currency translation adjustments	1,441	0	0	0	1,407	0	34
Dividend to non-controlling interests	(182)	0	0				(182)
Repurchase of shares (in shares)		(2,000,000)
Repurchase of shares	7,000	0	0	(7,000)	0	0	0
Net income	11,803	0	0	0	0	11,780	23
Ending balance at Dec. 31, 2012	$ 118,439	$ 547	$ 210,047	$ (9,423)	$ (4,870)	$ (78,697)	$ 835
Ending balance (in shares) at Dec. 31, 2012		38,679,505